Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventory

(Amounts in US$'s)	September 30, 2020	December 31, 2019
Raw materials	$1,775,498	$1,041,256
Work in progress	873,050	1,566,147
Finished goods	3,796,555	3,060,518
Total inventory	6,445,103	5,667,921
Reserve	(1,125,513)	(996,525)
Total inventory, net	$5,319,590	$4,671,396

(Amounts in US$'s)	December 31, 2019
Raw materials	$1,041,256
Work in progress	1,566,147
Finished goods	3,060,518
Total production inventory	5,667,921
Inventory held for customer service/warranty	56,409
Total inventory	5,724,330
Reserve	(1,052,934)
Total inventory, net	$4,671,396